Contractholder Funds - GICs and Funding Agreements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2021 USD ($)	Nov. 30, 2017 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2001 USD ($)	Dec. 31, 1998 USD ($)
Funding agreement disclosures
Number of separate funding agreement programs | item	5
FHLB Des Moines funding agreement program
Funding agreement disclosures
Funding agreements	$ 3,981.8		$ 4,275.5
1998 Funding agreement program
Funding agreement disclosures
Maximum authorized amount of funding agreements to be issued									$ 4,000.0
Funding agreements	75.9		75.6
2001 Funding agreement program
Funding agreement disclosures
Maximum authorized amount of funding agreements to be issued								$ 7,000.0
Funding agreements	201.9		201.9
2011 Funding agreement program
Funding agreement disclosures
Maximum authorized amount of funding agreements to be issued							$ 5,000.0
Funding agreements	$ 8,072.6		$ 7,765.7
Additional maximum authorized amount of funding agreements to be issued		$ 4,000.0		$ 4,000.0	$ 4,000.0	$ 4,000.0